Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2019
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2017	2018	2019
Service cost	¥8,909	¥9,565	¥11,270
Interest cost	1,444	2,258	2,180
Expected return on plan assets	(6,004)	(6,066)	(6,068)
Amortization of net actuarial losses	2,867	2,979	3,831
Amortization of prior service cost	(1,090)	(1,061)	(1,059)

Net periodic benefit cost	¥6,126	¥7,675	¥10,154

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2018	2019
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥269,736	¥287,983
Service cost	9,565	11,270
Interest cost	2,258	2,180
Actuarial gain	17,004	25,855
Benefits paid	(10,581)	(11,953)
Acquisition, divestitures and other	1	88

Projected benefit obligation at end of year	¥287,983	¥315,423

Change in plan assets:
Fair value of plan assets at beginning of year	¥233,945	¥234,050
Actual return on plan assets	5,128	3,574
Employer contributions	4,139	4,484
Benefits paid	(9,162)	(9,223)

Fair value of plan assets at end of year	¥234,050	¥232,885

Funded status at end of year	(53,933)	(82,538)

Amounts recognized in the consolidated balance sheets	¥(53,933)	¥(82,538)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2018	2019
Plans with ABO in excess of plan assets:
PBO	¥53,933	¥82,538
ABO	53,933	82,538
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥53,933	¥82,538
ABO	53,933	82,538
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2019
Net actuarial loss	¥109,422
Net prior service cost	(5,518)

Total	¥103,904

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2020
Net actuarial loss	¥5,319
Net prior service cost	(1,114)

Total	¥4,205

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2018	2019
Discount rate	0.8%	0.6%
Rate of increase in compensation levels	1.7%	1.6%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2017	2018	2019
Discount rate	0.6%	0.9%	0.8%
Rate of increase in compensation levels	2.5%	2.5%	1.7%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

	Millions of yen
	March 31, 2018
	Level 1	Level 2	Level 3	Balance as of March 31, 2018
Pension plan assets:
Equities	¥27,001	¥—	¥—	¥27,001
Private equity investments	—	2,473	3,639	6,112
Japanese government securities	40,938	—	—	40,938
Foreign government, agency and municipal securities	—	—	—	—
Bank and corporate debt securities	2,351	2,218	—	4,569
Investment trust funds and other(1)(2)	—	6,291	53,681	59,972
Life insurance company general accounts	—	53,835	—	53,835
Other assets	—	40,679	—	40,679

Total	¥70,290	¥105,496	¥57,320	¥233,106

	Millions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Balance as of March 31, 2019
Pension plan assets:
Equities	¥21,991	¥—	¥—	¥21,991
Private equity investments	—	9,145	3,823	12,968
Japanese government securities	25,980	—	—	25,980
Foreign government, agency and municipal securities	—	22	—	22
Bank and corporate debt securities	2,566	2,082	—	4,648
Investment trust funds and other(1)(2)	—	6,070	56,007	62,077
Life insurance company general accounts	—	64,437	—	64,437
Other assets	—	39,748	—	39,748

Total	¥50,537	¥121,504	¥59,830	¥231,871

(1)	Includes hedge funds and real estate funds.
(2)

Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2018 and March 31, 2019, the fair values of these assets were ¥944 million and ¥1,014 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2018
	Balance as of April 1, 2017	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2018
Private equity investments	¥6,785	¥(657)	¥(2,489)	¥3,639
Investment trust funds and other	49,721	253	3,707	53,681

Total	¥56,506	¥(404)	¥1,218	¥57,320

	Millions of yen
	Year ended March 31, 2019
	Balance as of April 1, 2018	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2019
Private equity investments	¥3,639	¥(349)	¥533	¥3,823
Investment trust funds and other	53,681	792	1,534	56,007

Total	¥57,320	¥443	¥2,067	¥59,830

Expected benefit payments

Year ending March 31	Millions of yen
2020	¥11,272
2021	10,458
2022	10,649
2023	11,022
2024	11,521
2025-2029	59,625